Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 17 – COMMITMENTS AND CONTINGENCIES

Operating Leases

In the normal course of business, the Company leases office space under operating leases agreements.  The operating lease agreements generally contain renewal options that may be exercised at the Company’s discretion after the completion of the base rental terms.

The Company rents office space from China YR TV Station for approximately $2,200 per year through June 2012.  Rent expense for the year ended December 31, 2012 totaled $5,957.

The Company is obligated under operating leases requiring minimum rentals as follows:

2013	$3,182
Thereafter	-
$3,182